Note 12 - Quarterly Financial Data (Unaudited), Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Quarterly Financial Data (Unaudited) [Abstract]
Net sales	$ 4,110	$ 4,981	$ 4,507	$ 3,968	$ 3,652	$ 4,200	$ 3,952	$ 3,739	$ 3,396	$ 7,862	$ 7,620	$ 17,108	$ 15,287
Gross profit	1,258	845	1,378	1,195	1,080	1,227	1,132	1,070	913	2,407	2,275	4,498	4,342
Net loss	$ (1,543)	$ (2,395)	$ (1,562)	$ (1,323)	$ (2,434)	$ (2,069)	$ (1,577)	$ (4,264)	$ (2,647)	$ (3,520)	$ (3,757)	$ (7,714)	$ (10,557)
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.03)	$ (0.05)	$ (0.03)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.09)	$ (0.06)	$ (0.08)	$ (0.08)	$ (0.17)	$ (0.23)